Related Party Transactions (Details) (Consulting Agreement, USD $)	0 Months Ended			0 Months Ended
	Oct. 02, 2013 Dr. Jovan-Embiricos	Jul. 30, 2013 Dr. Jovan-Embiricos	Jul. 24, 2013 Dr. Jovan-Embiricos	Jan. 23, 2014 Orbit item
Related party transactions
Aggregate consulting fees agreed to be paid in cash			$ 160,000	$ 400,000
Aggregate consulting fees paid	80,000	80,000
Number of installments in which consulting fees is payable				4
Amount to be paid under each installment				$ 100,000
Period after completion of agreement term during which restriction apply				1 year